Disposal group classified as held for sale (Tables)	6 Months Ended
Jun. 30, 2023
Disposal group classified as held for sale
Schedule of assets and liabilities of disposal group classified as held for sale

Assets and liabilities of disposal group classified as held for sale in € THOUS

	June 30, 2023	December 31, 2022
Property, plant and equipment	5,622	—
Right-of-use assets	6,978	—
Goodwill (1)	26,633	—
Other	8,943	—
Assets held for sale	48,176	—

Lease liabilities	11,739	—
Provisions and other liabilities	5,090	—
Liability directly associated with assets held for sale	16,829	—